Leases, Commitments, and Contingencies - Summary of Other Information Related to Leases (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows, Operating	$ 205
Operating cash flows, Financing	0
Financing cash flows, Operating	0
Financing cash flows, Financing	$ 353
Operating Lease, Weighted average remaining lease term (years)	15 years 7 months 6 days
Finance Lease, Weighted average remaining lease term (years)	7 months 6 days
Operating Lease, Weighted average discount rate	7.90%
Finance Lease, Weighted average discount rate	8.10%